Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

21. Derivative instruments and hedging activities

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2016 and 2017:

	March 31, 2016			March 31, 2017
	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)
Foreign currency option contracts	14,976	108,606	83,426	12,111	63,818	61,120

The foreign exchange derivative contracts mature generally over a period of 3 to 24 months.

(Gains)/Losses on foreign exchange derivative contracts for the year ended March 31, 2015, 2016 and 2017 aggregated INR 101,252, INR 85,382 and INR 185,654 (US$ 2,863), respectively.